INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Materials and supplies	$ 14,689	$ 13,403
Finished metal	4,145	8,213
In-circuit	923	329
Inventories	19,757	21,945
Depreciation and depletion	1,592	2,500
Site share-based compensation	$ 32	$ 69